UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2014

Date of reporting period: November 30, 2014

Item 1.	Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Global X Junior MLP ETF (ticker: MLPJ)

Annual Report

November 30, 2014

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X MLP ETF

The Global X MLP ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Composite Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is intended to give investors a means of tracking the overall performance of the master limited partnership (“MLP”) asset class in the United States.

For the 12-month period ended November 30, 2014 (the “reporting period”), the Fund’s total return based on the NAV was 7.95% vs. 12.60% for the Index. The Fund had a net asset value of $16.11 on November 30, 2013 and ended the reporting period with a net asset value of $16.45 on November 30, 2014.

During the reporting period, the highest returns came from TC PipeLines and Sunoco Logistics Partners, which returned 56.30% and 40.48%, respectively. The worst performers were Crestwood Equity Partners and Boardwalk Pipeline Partners, which returned -38.72% and -35.77%, respectively.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	7.95%	8.02%	10.09%	10.11%
Solactive MLP Composite Index	12.60%	12.60%	16.55%	16.55%
S&P 500 Index	16.86%	16.86%	19.07%	19.07%

*The Fund commenced investment operations on April 18, 2012.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)

Global X Junior MLP ETF

The Global X Junior MLP ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior MLP Composite Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is intended to give investors a means of tracking the overall performance of the small-capitalization segment of the master limited partnership (“MLP”) asset class in the United States.

For the 12-month period ended November 30, 2014 (the “reporting period”), the Fund’s total return based on the NAV was 4.75% vs. 8.00% for the Index. The Fund had a net asset value of $15.64 on November 30, 2013 and ended the reporting period with a net asset value of $15.42 on November 30, 2014.

During the reporting period, the highest returns came from MPLX and EQT Midstream Partners, which returned 78.73% and 64.01%, respectively. The worst performers were Eagle Rock Energy Partners and QEP Midstream Partners, which returned -41.12% and -28.43%, respectively.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Junior MLP ETF	4.75%	4.89%	8.28%	8.31%
Solactive Junior MLP Composite Index	8.00%	8.00%	14.05%	14.05%
S&P 500 Index	16.86%	16.86%	22.44%	22.44%

*The Fund commenced investment operations on January 14, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Schedule of Investments	November 30, 2014

Global X MLP ETF

Sector Weightings (unaudited)†:

† Sector Weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 104.7%

Oil & Gas — 104.7%
Access Midstream Partners	93,134	$5,837,639
Alliance Resource Partners	38,459	1,771,422
AmeriGas Partners	81,824	3,779,451
Atlas Energy	43,091	1,528,869
Atlas Pipeline Partners	66,878	2,196,274
Boardwalk Pipeline Partners	106,889	1,763,668
Buckeye Partners	109,953	8,452,087
Cheniere Energy Partners	38,182	1,110,333
Crestwood Equity Partners	100,286	902,574
Crestwood Midstream Partners	138,387	2,778,811
DCP Midstream Partners	79,262	3,797,442
Enable Midstream Partners	22,961	461,975
Enbridge Energy Partners	191,759	7,190,963
Energy Transfer Partners	144,025	9,386,109
EnLink Midstream Partners	84,355	2,352,661
Enterprise Products Partners	216,901	8,099,083
Equities Midstream Partners	35,907	3,003,261
EV Energy Partners	40,845	1,157,139
Genesis Energy	65,080	2,865,472
Magellan Midstream Partners	102,779	8,519,351
MarkWest Energy Partners	112,786	8,014,573
NGL Energy Partners	58,443	2,039,661
Northern Tier Energy	53,123	1,268,577
NuStar Energy	69,473	3,890,488
ONEOK Partners	144,046	6,349,548
Phillips 66 Partners	17,054	1,061,612
Plains All American Pipeline	149,627	7,698,309
Regency Energy Partners	273,552	7,793,496
Spectra Energy Partners	46,168	2,491,687
Suburban Propane Partners	53,947	2,427,615
Sunoco Logistics Partners	140,255	6,751,876
Targa Resources Partners	93,208	5,110,595
TC PipeLines	41,621	2,996,296
Tesoro Logistics	34,431	1,971,863
Viper Energy Partners	8,095	145,467
Western Gas Partners	62,350	4,422,486
Williams Partners	147,137	7,612,868

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	November 30, 2014

Global X MLP ETF

	Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $130,854,183)		$149,001,601

TIME DEPOSIT — 0.0%
Bank of Tokyo-Mitsubishi, 0.030%, 12/01/14
(Cost $29,173)	$29,173	29,173
TOTAL INVESTMENTS — 104.7%
(Cost $130,883,356)		$149,030,774

Percentages are based on Net Assets of $142,278,568.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$149,001,601	$—	$—	$149,001,601
Time Deposit	—	29,173	—	29,173
Total Investments in Securities	$149,001,601	$29,173	$—	$149,030,774

For the year ended November 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	November 30, 2014

Global X Junior MLP ETF

Sector Weightings (unaudited)†:

† Sector Weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 101.9%

Oil & Gas — 101.9%
Alon USA Partners	7,002	$119,384
Atlas Energy	29,848	1,059,007
Atlas Resource Partners	37,126	564,687
Cheniere Energy Partners	26,527	771,405
Crestwood Equity Partners	69,658	626,922
Dorchester Minerals	16,341	422,088
EV Energy Partners	28,304	801,852
Exterran Partners	23,046	569,697
Ferrellgas Partners	34,550	959,108
Foresight Energy	10,959	192,878
Global Partners	10,431	436,016
Holly Energy Partners	22,761	765,908
Legacy Reserves	30,403	542,086
Martin Midstream Partners	14,707	515,186
Memorial Production Partners	51,882	713,896
MPLX	12,406	823,882
Natural Resource Partners	43,698	521,754
Northern Tier Energy	36,902	881,220
NuStar GP Holdings	21,816	749,598
Oiltanking Partners	17,702	854,476
QEP Midstream Partners	14,313	229,724
Rose Rock Midstream	8,662	464,976
Summit Midstream Partners	17,698	803,489
Tallgrass Energy Partners	14,197	606,638
Transmontaigne Partners	6,351	234,415
Valero Energy Partners	10,704	446,571
Vanguard Natural Resources	52,205	1,212,200
Viper Energy Partners	5,642	101,387
Western Refining Logistics	9,489	295,108
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $17,730,103)		17,285,558

TIME DEPOSIT — 0.4%
Australia and New Zealand Banking Group, 0.030%, 12/01/14
(Cost $59,849)	$59,849	59,849
TOTAL INVESTMENTS — 102.3%
(Cost $17,789,952)		$17,345,407

Percentages are based on Net Assets of $16,964,279.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	November 30, 2014

Global X Junior MLP ETF

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$17,285,558	$—	$—	$17,285,558
Time Deposit	—	59,849	—	59,849
Total Investments in Securities	$17,285,558	$59,849	$—	$17,345,407

For the year ended November 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Statements of Assets and Liabilities
November 30, 2014

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$130,883,356	$17,789,952
Investments at Value	$149,030,774	$17,345,407
Receivable for Investment Securities Sold	13,257,519	—
Receivable for Capital Shares Sold	2,531,313	—
Deferred Tax Asset	—	197,810
Dividend and Interest Receivable	—	10,963
Total Assets	164,819,606	17,554,180
Liabilities:
Payable for Investment Securities Purchased	15,489,228	—
Payable due to Investment Adviser	60,880	10,819
Deferred Tax Liability	6,427,045	—
Current Income Tax Payable	542,969	574,582
Franchise Tax Payable	20,916	4,500
Total Liabilities	22,541,038	589,901
Net Assets	$142,278,568	$16,964,279
Net Assets Consist of:
Paid-in Capital	$134,287,764	$17,188,491
Distributions in Excess of Net Investment Income, Net of Taxes	(5,217,626)	(1,580,395)
Accumulated Net Realized Gain on Investments, Net of Taxes	1,757,234	1,639,926
Net Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	11,451,196	(283,743)
Net Assets	$142,278,568	$16,964,279
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,650,000	1,100,000

Net Asset Value, Offering and Redemption Price Per Share	$16.45	$15.42

The accompanying notes are an integral part of the financial statements.

7

Statements of Operations
For the year ended November 30, 2014

	Global X MLP ETF	Global X Junior MLP ETF
Investment Income:
Distributions from Master Limited Partnerships	$6,110,755	$1,178,876
Less: Return of Capital Distributions	(6,110,755)	(1,158,433)
Interest Income	44	15
Total Investment Income	44	20,458
Supervision and Administration Fees(1)	456,818	124,554
Franchise Tax Expense	19,985	372
Total Expenses	476,803	124,926
Net Investment Loss, Before Taxes	(476,759)	(104,468)
Tax Benefit/(Expense)	174,764	37,664
Net Investment Loss, Net of Taxes	(301,995)	(66,804)
Net Realized Gain (Loss) on:
Investments	2,840,759	2,153,443
Tax Benefit/(Expense)	(1,048,458)	(778,206)
Net Realized Gain on Investments, Net of Taxes	1,792,301	1,375,237
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,433,031	(1,113,911)
Tax Benefit/(Expense)	(2,696,223)	404,119
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	4,736,808	(709,792)
Net Realized and Unrealized Gain on Investments, Net of Taxes	6,529,109	665,445
Net Increase in Net Assets Resulting from Operations	$6,227,114	$598,641

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	Global X MLP ETF		Global X Junior MLP ETF
	Year Ended November 30, 2014	Year Ended November 30, 2013	Year Ended November 30, 2014	Period Ended November 30, 2013(1)
Operations:
Net Investment Loss, Net of Taxes	$(301,995)	$(151,663)	$(66,804)	$(44,273)
Net Realized Gain (Loss) on Investments, Net of Taxes	1,792,301	(50,058)	1,375,237	264,689
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	4,736,808	6,435,225	(709,792)	426,049
Net Increase in Net Assets Resulting from Operations	6,227,114	6,233,504	598,641	646,465
Dividends and Distributions:
Distributions in Excess of Net Investment Income	(3,832,426)	(897,053)	(1,012,500)	(456,818)
Tax Return of Capital	(2,146,324)	(2,221,447)	—	(191,282)
Total Dividends and Distributions	(5,978,750)	(3,118,500)	(1,012,500)	(648,100)
Capital Share Transactions:
Issued	75,177,738	51,405,000	4,971,032	14,868,500
Redeemed	—	(3,998,000)	(1,665,759)	(794,000)
Increase in Net Assets from Capital Share Transactions	75,177,738	47,407,000	3,305,273	14,074,500
Total Increase in Net Assets	75,426,102	50,522,004	2,891,414	14,072,865
Net Assets:
Beginning of Year/Period	66,852,466	16,330,462	14,072,865	—
End of Year/Period	$142,278,568	$66,852,466	$16,964,279	$14,072,865
Distributions in Excess of Net Investment Income, Net of Taxes	$(5,217,626)	$(1,083,205)	$(1,580,395)	$(501,091)

Share Transactions:
Issued	4,500,000	3,300,000	300,000	950,000
Redeemed	—	(250,000)	(100,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	4,500,000	3,050,000	200,000	900,000

(1)	Commenced operations on January 14, 2013.

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

											Ratio of Expenses to Average Net Assets				Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions in Excess of Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Deferred Tax Expense (%)	Total Expenses (%)		Before Net Deferred Tax Benefit (%)	Net Deferred Tax Benefit (%)	Net Investment Income (Loss) (%)	Portfolio Turnover (%)
Global X MLP ETF
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0. 33)	(0.93)	16.45	7.95	142,279	0.47	3. 52	3.99		(0.47)	0.17	(0.30)	30.65	††
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0. 65)	(0.91)	16.11	14.85	66,852	0.47	7. 20	7.67		(0.47)	0.18	(0.29)	14.15	††
2012(1)	14.96	(0.04)	0.58	0.54	(0.02)	(0. 63)	(0.65)	14.85	3.74	16,330	0.45	3. 07	3.52	†	(0.45)	0.17	(0.28)†	6.43	††
Global X Junior MLP ETF
2014	15.64	(0.07)	0.85	0.78	(1.00)	—	(1.00)	15.42	4.75	16,964	0.75	2.03	2.78		(0.63)	0.23	(0.40)	70.42	††
2013(2)	15.09	(0.07)	1.68	1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81	4.30	5.11	†	(0.81)	0.29	(0.52)†	68.54	††

(1)	The Fund commenced operations on April 18, 2012.
(2)	The Fund commenced operations on January 14, 2013.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements
November 30, 2014

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2014, the Trust had eighty-nine portfolios, forty-one of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, and collectively, the “Funds”). The Funds are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. Approximately two-thirds of the MLPs eligible for inclusion in the Indices trade on the New York Stock Exchange (“NYSE”) and the remainder trade on the NASDAQ. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the

11

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2014, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

12

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies, which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce your return from an investment in the Funds.

13

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the year ended November 30, 2014, the Funds did not incur any interest or penalties.

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities. The Indices, however, are calculated without any adjustments for taxes. As a result, the Funds’ after-tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The Funds’ income tax expense/(benefit) consists of the following:

For the year ended November 30, 2014	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$595,379	$591,632	$2,794,815	$(272,213)	$3,390,194	$319,419
State	35,748	35,873	143,975	(18,869)	179,723	17,004
Total tax expense	$631,127	$627,505	$2,938,790	$(291,082)	$3,569,917	$336,423

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

14

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the year ended November 30, 2014
	MLP	Junior MLP
Deferred tax assets:
Net unrealized loss on investment securities	$-	$320,946
Other	6,373	1,903

Less deferred tax liabilities:
Net unrealized gain on investment securities	(6,072,375)	-
Income from MLP investments	(361,043)	(125,039)
Net deferred tax asset (liability)	$(6,427,045)	$197,810

The Funds review the recoverability of their deferred tax assets based upon the weight of available evidence. When assessing the recoverability of their deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Funds in those years. Net operating losses that may be generated by the Funds in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Funds in those years.

15

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Based upon the Funds’ assessment, they have determined that it is more likely than not that their deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Funds’ deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of their portfolio of investments may change the Funds’ assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Funds’ gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the year ended November 30, 2014
	MLP		Junior MLP
Income tax expense at statutory rate	$3,428,961	35%	$317,922	34%
State income taxes (net of federal benefit)	208,643	2.130%	22,346	2.390%
Change in estimated federal rate	(25,277)	(0.258)%	947	0.101%
Change in estimated state rate	(28,920)	(0.295)%	(5,346)	(0.572)%
Permanent differences, net	(13,490)	(0.138)%	554	0.059%
	$3,569,917	36.439%	$336,423	35.978%

The difference in federal statutory rates between the two Funds relates to the progressive nature of the federal corporate income tax brackets and management’s expectation of what rates the Funds will be subject.

For the year ended November 30, 2014, the Funds had no unrecognized tax benefits.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended November 30, 2014, the Funds had no accrued penalties or interest.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Funds. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2014, 2013 and 2012 remain subject to examination by tax authorities in the U.S.. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have accrued a state franchise tax liability for the year ended November 30, 2014. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$132,685,217	$20,556,858	$(4,211,301)	$16,345,557
Global X Junior MLP ETF	18,228,097	1,033,310	(1,916,000)	(882,690)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of return of capital and wash sales adjustments from the Funds’ investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds intend to declare and make quarterly distributions; however, the Board of Trustees may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

17

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

For the year ended November 30, 2014, the Funds made the following distributions from MLP distributions received.

	MLP	Junior MLP
Net investment income	$3,832,426	$1,012,500
Return of capital	2,146,324	-
Total	$5,978,750	$1,012,500

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP ETF	50,000	$500	$822,500	$500
Global X Junior MLP ETF	50,000	500	771,000	500

18

Notes to Financial Statements (continued)
November 30, 2014

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal form 1120 and state tax returns for the Funds. In addition, among other things, Cohen assists the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds’ fiscal year ended November 30, 2014.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

19

Notes to Financial Statements (continued)
November 30, 2014

3. RELATED PARTY TRANSACTIONS (concluded)

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$33,327,366	$39,453,705
Global X Junior MLP ETF	12,284,393	15,162,668

For the year or period ended November 30, 2013 and November 30, 2014, in-kind transactions associated with creations and redemptions were, respectively:

			Realized
2013	Purchases	Sales	Gain/(Loss)
Global X MLP ETF	$51,338,953	$-	$-
Global X Junior MLP ETF	14,877,535	-	-

			Realized
2014	Purchases	Sales	Gain/(Loss)
Global X MLP ETF	$75,359,886	$-	$-
Global X Junior MLP ETF	4,955,907	-	-

For the year ended November 30, 2014, there were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying Indices, or, in certain instances, when securities in their underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not their underlying Indices).

Under normal circumstances, the Global X MLP ETF and Global X Junior MLP ETF intend to invest at least 80% of their total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

20

Notes to Financial Statements (continued)
November 30, 2014

5. CONCENTRATION OF RISKS (continued)

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

21

Notes to Financial Statements (concluded)
November 30, 2014

6. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2014, and for the year ended November 30, 2014, the Funds had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

22

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X MLP ETF and Global X Junior MLP ETF (two of the portfolios constituting the Global X Funds) (the “Funds”) as of November 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for the years or periods then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at November 30, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania January 29, 2015

23

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of his or her investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six month period ended November 30, 2014 and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,012.10	0.47%	$2.35
Hypothetical 5% Return	1,000.00	1,022.73	0.47	2.36
Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$939.30	0.75%	$3.66
Hypothetical 5% Return	1,000.00	1,021.30	0.75	3.81

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)
(2)	Tax benefit/(expense) is not included in the ratio calculation.

24

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 14, 2014, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves.

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and

25

Approval of Investment Advisory Agreement (unaudited)

governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

Performance

With respect to this factor, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused ETFs and other registered funds (“Unaffiliated Comparable Funds”) in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indices.

Based on these considerations and comparisons, the Board concluded that the investment performance of each Renewal Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to each of the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee paid by each Renewal Fund to Global X Management, in light of the nature and quality of the services provided, was reasonable and in the best interest of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by Unaffiliated Comparable Funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;
•	the structure of the unified Management Fee (which includes as one component the investment

26

Approval of Investment Advisory Agreement (unaudited)

advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration (i) that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and (ii) that the proposed Management Fee for each Renewal Fund (a) was set at a competitive level to make each Renewal Fund viable in the marketplace and (b) was generally lower than the fees and expenses paid by the Unaffiliated Comparable Funds (without considering deferred income tax expenses, as applicable); and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of each Renewal Fund and their shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the proposed unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the proposed unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

27

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

28

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	41[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	41[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	41[3]	None.

29

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2014.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company ("GXMC")(since 2008); Chief Compliance Officer, GXMC (2008-2013).	41[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer (since 2008); Chief Compliance Officer (2008-5/2014); Treasurer, Principal Accounting Officer and Chief Financial Officer (2008-9/2014).	Chairman, GXMC (since 2014); Chief Operating Officer, GXMC (2008 - 2/2014); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Thomas K. Lynch 623 Fifth Ave, 15th floor New York, NY 10022 (1956)	Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2014); Chief Compliance Officer (since 5/2014).

Chief Compliance Officer, GXMC (since 5/2014); Senior Compliance Officer, GXMC (2/2014 - 4/2014); Compliance,

Financial and Operations Consultant (2013); Chief Compliance Officer, Van Eck Associates (12/ 2006 - 2/ 2013).

			N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)

General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014); Founder and President

of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm).

			N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

30

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Fund Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2014, the Trust had eighty-nine investment portfolios, forty-one of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

31

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-005-0300

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Annual Report

November 30, 2014

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X MLP & Energy Infrastructure ETF

The Global X MLP & Energy Infrastructure ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of master limited partnerships (“MLPs”) and energy infrastructure corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Index limits its exposure to partnerships in order to comply with applicable tax diversification rules.

For the 12-month period ended November 30, 2014 (the “reporting period”), the Fund’s total return based on the NAV was 24.38% vs. 24.94% for the Index. The Fund had a net asset value of $15.56 on November 30, 2013 and ended the reporting period with a net asset value of $18.92 on November 30, 2014.

During the reporting period, the highest returns came from Cheniere Energy and EQT, which returned 66.68% and 56.31%, respectively. The worst performers were Boardwalk Pipeline Partners and Enable Midstream Partners, which returned -35.77% and -20.52%, respectively.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	24.38%	24.39%	21.51%	21.83%
Solactive MLP & Energy Infrastructure Index	24.94%	24.94%	22.03%	22.03%
S&P 500 Index	16.86%	16.86%	18.63%	18.63%

*The Fund commenced investment operations on August 6, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Schedule of Investments	November 30, 2014

Global X MLP & Energy Infrastructure ETF

Sector Weightings (unaudited)†:

† Sector Weightings percentages are based on the total market value of investments. Approximately 75% of the securities are common stock and 25% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 74.8%
Oil & Gas — 74.8%
Cheniere Energy *	178,313	$11,766,875
Enbridge^	366,804	16,865,648
Enbridge Energy Management *	98,720	3,593,396
EnLink Midstream	215,149	7,781,939
EQT	95,515	8,689,955
Kinder Morgan	440,945	18,233,081
Marathon Petroleum	158,128	14,245,752
ONE Gas	84,376	3,275,476
ONEOK	137,070	7,423,711
SemGroup, Cl A	63,357	4,687,784
Spectra Energy	397,484	15,056,694
Targa Resources	57,063	6,513,171
Williams	315,989	16,352,431
TOTAL COMMON STOCK
(Cost $128,682,559)		134,485,913

MASTER LIMITED PARTNERSHIPS — 25.0%
Oil & Gas — 25.0%
Access Midstream Partners	26,351	1,651,681
Atlas Pipeline Partners	18,647	612,367
Boardwalk Pipeline Partners	30,207	498,415
Buckeye Partners	30,764	2,364,829
Crestwood Midstream Partners	38,541	773,903
DCP Midstream Partners	22,300	1,068,393
Enable Midstream Partners	6,307	126,897
Energy Transfer Partners	73,006	4,757,801
EnLink Midstream Partners	19,597	546,560
Enterprise Products Partners	235,691	8,800,702
Equities Midstream Partners	10,157	849,531
Genesis Energy	17,295	761,499
Holly Energy Partners	9,110	306,552
Magellan Midstream Partners	58,850	4,878,077
MarkWest Energy Partners	45,584	3,239,199
MPLX	5,013	332,913
NuStar Energy	19,458	1,089,648

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	November 30, 2014

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Oiltanking Partners	7,127	$344,020
Phillips 66 Partners	4,787	297,991
Plains All American Pipeline	91,459	4,705,566
Spectra Energy Partners	13,005	701,880
Targa Resources Partners	26,321	1,443,180
TC PipeLines	11,680	840,843
Tesoro Logistics	9,141	523,505
Western Gas Partners	17,647	1,251,702
Williams Partners	41,331	2,138,466
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $43,136,452)		44,906,120

TIME DEPOSIT — 0.1%
JPMorgan Chase, 0.030%, 12/01/14
(Cost $97,054)	$97,054	97,054

TOTAL INVESTMENTS — 99.9%
(Cost $171,916,065)		$179,489,087

Percentages are based on Net Assets of $179,736,451.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$134,485,913	$—	$—	$134,485,913
Master Limited Partnerships	44,906,120	—	—	44,906,120
Time Deposit	—	97,054	—	97,054
Total Investments in Securities	$179,392,033	$97,054	$—	$179,489,087

For the year ended November 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Statement of Assets and Liabilities

November 30, 2014

Global X MLP & Energy Infrastructure ETF
Assets:
Cost of Investments	$171,916,065
Investments, at Value	$179,489,087
Receivable for Investment Securities Sold	10,817,806
Dividend and Interest Receivable	306,431
Reclaim Receivable	4,669
Total Assets	190,617,993
Liabilities:
Payable for Capital Shares Redeemed	9,844,361
Payable for Investment Securities Purchased	969,282
Payable due to Investment Adviser	67,899
Total Liabilities	10,881,542
Net Assets	$179,736,451
Net Assets Consist of:
Paid-in Capital	$172,497,184
Distributions in Excess of Net Investment Income	(66,986)
Accumulated Net Realized Loss on Investments	(266,769)
Net Unrealized Appreciation on Investments	7,573,022
Net Assets	$179,736,451
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	9,500,000

Net Asset Value, Offering and Redemption Price Per Share	$18.92

The accompanying notes are an integral part of the financial statements.

4

Statement of Operations

For the year ended November 30, 2014

Global X MLP & Energy Infrastructure ETF
Investment Income:
Dividend Income	$2,050,531
Distributions from Master Limited Partnerships	1,281,510
Less: Return of Capital Distributions	(1,348,495)
Interest Income	44
Less: Foreign Taxes Withheld	(38,627)
Total Investment Income	1,944,963
Supervision and Administration Fees(1)	481,180
Total Expenses	481,180
Net Investment Income	1,463,783
Net Realized Gain on:
Investments(2)	5,372,650
Net Realized Gain on Investments	5,372,650
Net Change in Unrealized Appreciation on:
Investments	6,730,897
Net Change in Unrealized Appreciation on Investments	6,730,897

Net Realized and Unrealized Gain on Investments	12,103,547
Net Increase in Net Assets Resulting from Operations	$13,567,330

(1) (2)

The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

5

Statement of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF
	Year Ended November 30, 2014	Period Ended November 30, 2013(1)
Operations:
Net Investment Income	$1,463,783	$137,538
Net Realized Gain (Loss) on Investments	5,372,650 (2)	(41)
Net Change in Unrealized Appreciation on Investments	6,730,897	842,125
Net Increase in Net Assets Resulting from Operations	13,567,330	979,622
Dividends and Distributions from:
Net Investment Income	(2,058,542)	(70,553)
Tax Return of Capital	(369,289)	(45,797)
Total Dividends and Distributions	(2,427,831)	(116,350)
Capital Share Transactions:
Issued	174,114,378	20,915,000
Redeemed	(27,295,698)	—
Net Increase in Net Assets from Capital Share Transactions	146,818,680	20,915,000
Total Net Increase in Net Assets	157,958,179	21,778,272
Net Assets:
Beginning of Year/Period	21,778,272	—
End of Year/Period	$179,736,451	$21,778,272
Distributions in Excess of Net Investment Income	$(66,986)	$—
Share Transactions:
Issued	9,450,000	1,400,000
Redeemed	(1,350,000)	—
Net Increase in Shares Outstanding from Share Transactions	8,100,000	1,400,000

(1) (2)	Commenced operations on August 6, 2013. Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X MLP & Energy Infrastructure ETF
2014		15.56	0.26	3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99	††
2013	(1)	15.06	0.12	0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—	††

(1)	The Fund commenced operations on August 6, 2013.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements
November 30, 2014

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2014, the Trust had eighty-nine portfolios, forty-one of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF (the “Fund”). The Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Fund.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

8

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

9

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2014, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

10

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

FEDERAL INCOME TAXES – It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

11

Notes to Financial Statements (continued)
November 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund distributes its net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$500	$946,000	$500

12

Notes to Financial Statements (continued)
November 30, 2014

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Fund, under the Supervision and Administration Agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Fund bears other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Fund. As Sub-Administrator, SEIGFS provides the Fund with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

13

Notes to Financial Statements (continued)
November 30, 2014

3. RELATED PARTY TRANSACTIONS (continued)

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of the Fund’s assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	32,030,328	31,469,574

For the year or period ended November 30, 2013, and November 30, 2014 in-kind transactions associated with creations and redemptions were, respectively:

			Realized
2013	Purchases	Sales	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$20,882,938	$-	$-

			Realized
2014	Purchases	Sales	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	173,969,639	27,667,389	5,194,291

During the year ended November 30, 2014, there were no purchases or sales of long-term U.S. Government securities for the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distributions reclassifications, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal year ended November 30, 2014.

14

Notes to Financial Statements (continued)
November 30, 2014

5. TAX INFORMATION (concluded)

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X MLP & Energy Infrastructure ETF	$5,178,590	$527,773	$(5,706,363)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the year ended November 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2014	$2,045,057	$13,485	$369,289	$2,427,831
2013	70,553	–	45,797	116,350

As of November 30, 2014, the components of tax basis distributable earnings were as follows:

Global X MLP & Energy Infrastructure ETF
Capital Loss Carryforwards	$—
Unrealized Appreciation on Investments and Foreign Currency	7,239,267
Post October Losses	—

Total Distributable Earnings	$7,239,267

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of November 30, 2014, the Fund had no losses carried forward.

During the year ended November 30, 2014, the Fund utilized capital loss carryforwards to offset capital gains in the amount of $3.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2014, is as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP & Energy Infrastructure ETF	$172,182,834	$10,181,696	$(2,875,443)	$7,306,253

The preceding differences between book and tax cost are primarily due to MLP adjustments.

15

Notes to Financial Statements (continued)
November 30, 2014

6. CONCENTRATION OF RISKS

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Fund may utilize a representative sampling strategy with respect to its underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the underlying Index).

Under normal circumstances, the Fund intends to invest up to 25% of its total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds are derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

16

Notes to Financial Statements (concluded)
November 30, 2014

6. CONCENTRATION OF RISKS (continued)

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2014, and for the year ended November 30, 2014, the Fund had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

17

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global X MLP & Energy Infrastructure ETF (one of the portfolios constituting the Global X Funds) (the “Fund”) as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period August 6, 2013 (commencement of operations) to November 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global X MLP & Energy Infrastructure ETF (one of the portfolios constituting the Global X Funds) at November 30, 2014, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period August 6, 2013 (commencement of operations) to November 30, 2013, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

January 29, 2015

18

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of his or her investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six month period ended November 30, 2014, and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,041.80	0.45%	$2.30
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

19

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 14, 2014, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for the Global X MLP & Energy Infrastructure ETF (the "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of the Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for the Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded that the Renewal Agreements were fair and reasonable and in the best interests of the Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves.

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to the Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among

20

Approval of Investment Advisory Agreement (unaudited)

other things, to: (i) manage the investment operations of the Renewal Fund and the composition of the Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for the Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Fund and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Fund by Global X Management.

Performance

With respect to this factor, the Board considered the Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused ETFs and other registered funds (“Unaffiliated Comparable Funds”) in the same classification as the Renewal Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indices. As the Renewal Fund had recently commenced operations, the Board did not assign significant weight to its limited investment performance.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne by the Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Fund).

21

Approval of Investment Advisory Agreement (unaudited)

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Fund and all aspects of Global X Management’s relationship with the Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Fund and discussed with the Board its current and expected profitability with respect to the Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee paid by the Renewal Fund to Global X Management, in light of the nature and quality of the services provided, was reasonable and in the best interest of Renewal Fund shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Fund, including fees and expenses paid by Unaffiliated Comparable Funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;
•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Fund) and the current total expense ratios for the Renewal Fund. In this regard, the Board took into consideration (i) that the purpose of adopting a unitary Management Fee structure for the Renewal Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Fund and (ii) that the proposed Management Fee for the Renewal Fund (a) was set at a competitive level to make the Renewal Fund viable in the marketplace and (b) was lower than the fees and expenses paid by the Unaffiliated Comparable Funds (without considering deferred income tax expenses, as applicable); and
•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Fund, including the costs of various third-party services required by the Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the Renewal Fund and its shareholders to approve the Renewal Agreements.

22

Approval of Investment Advisory Agreement (unaudited)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Fund grows and whether the proposed unitary Management Fee for the Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Fund in order to seek to assure that the Renewal Fund is attractive to investors; and

•	that the proposed unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for the Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

23

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com

24

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	41[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	41[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	41[3]	None.

25

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2014.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company ("GXMC")(since 2008); Chief Compliance Officer, GXMC (2008-2013).	41[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer (since 2008); Chief Compliance Officer (2008-5/2014); Treasurer, Principal Accounting Officer and Chief Financial Officer (2008-9/2014).	Chairman, GXMC (since 2014); Chief Operating Officer, GXMC (2008 - 2/2014); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Thomas K. Lynch 623 Fifth Ave, 15th floor New York, NY 10022 (1956)	Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2014); Chief Compliance Officer (since 5/2014).

Chief Compliance Officer, GXMC (since 5/2014); Senior Compliance Officer, GXMC (2/2014 - 4/2014); Compliance,

Financial and Operations Consultant (2013); Chief Compliance Officer, Van Eck Associates (12/ 2006 - 2/ 2013).

			N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)

General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014); Founder and President

of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm).

			N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

26

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Fund Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2014, the Trust had eighty-nine investment portfolios, forty-one of which were operational.

4  These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

27

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2014 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2014, the Fund has designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X MLP & Energy Infrastructure ETF	0.56%	84.23%	15.21%	100.00%	76.41%	85.15%	0.00%	0.00%	100.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of "Short Term Capital Gain Dividend" and is reflected as a percentage of short term capital gain distribution for calendar year ended 2013 that is exempted from U.S. withholding tax when paid to foreign investors.

28

Notes

29

Notes

30

Notes

31

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

 This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0200

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2014 and 2013 related to the registrant.

In 2014 and 2013, Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

	2014			2013
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees	$45,070	$0	$0	$38,025	$0	$0
(b) Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c) Tax Fees	$3,975	$0	$0	$0	$0	$0
(d) All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)   Not applicable.

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2014 and 2013:

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)     Not applicable.

(g)    The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2014 and 2013 for the last two fiscal years were $3,975 and $0, respectively.

(h)    During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 5, 2015

By (Signature and Title)*	/s/ Thomas K. Lynch
Thomas K. Lynch
Chief Financial Officer

Date: February 5, 2015

*      Print the name and title of each signing officer under his or her signature.